Provisions	12 Months Ended
Sep. 30, 2024
Provisions Other than Provisions for Employee Benefits [Abstract]
Provisions
20.
PROVISIONS

The development of the provisions are as follows:

	Personnel obligations	Legal	Other	Total
Balance at October 1, 2022	12,875	15,187	10,750	38,812
Additions	6,229	682	10,969	17,880
Utilization	(1,553)	(3,858)	(7,237)	(12,648)
Reversals	(105)	(1,875)	(86)	(2,066)
Impact of foreign currency translation	(271)	—	(422)	(693)
Balance at September 30, 2023	17,175	10,136	13,974	41,285
thereof current	14,459	10,136	11,900	36,495
thereof non-current	2,716	—	2,074	4,790
Additions	22,830	—	1,629	24,459
Utilization	(12,243)	—	(11,428)	(23,671)
Reversals	(1,642)	(2,520)	(293)	(4,455)
Transfer to accruals	—	(1,145)	—	(1,145)
Impact of foreign currency translation	(277)	—	(165)	(442)
Balance at September 30, 2024	25,843	6,471	3,717	36,031
thereof current	22,908	6,471	1,785	31,164
thereof non-current	2,935	—	1,932	4,867

Provision for Personnel Obligations

The provision for personnel obligations relates to expected employee benefit obligations. These employee benefit obligations include but are not limited to leave, and annual bonuses. Management recognizes provisions for personnel obligations for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment.

Provision for Legal

The provision for legal is the estimated contingencies related to litigation with the Company’s counterparties. Management recognizes provisions for legal for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment (see Note 29 – Commitments and contingencies).

Provision for Other

The provision for other primarily relates to the expected sales returns of damaged goods sold to be repaired. Warranties are subject to the local regulations of the respective sale jurisdiction. In accordance with German law, for example, there is a two-year limited legal warranty for sales made to end-customers. Legal warranties for sales made to business customers vary and are subject to terms per contractual agreement. Management recognizes provisions for warranties for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment.

Additionally, provision for other includes asset retirement obligations from right-of-use assets and onerous contracts.